PROSPECTUS SUPPLEMENT MARCH 31, 1997*

IDS Research Opportunities Fund Prospectus (Aug. 5, 1996) S-6356A
(8/96).

The following is added at the end of page 7 and is intended to update the financial information in the prospectus:

Financial highlights

Fiscal period ended July 31,
Per share income and capital changes*

                                            Class A     Class B      Class Y
                                             1997**      1997**       1997**

Net asset value, beginning of period          $5.00       $5.00        $5.00

Income from investment operations:

Net investment income (loss)                   (.01)       (.02)       (.01)

Net gains(losses) (both realized                .69         .69          .69
 and unrealized)

Total from investment operations                .68         .67          .68

Less distributions:

Distributions from realized gains               (.01)      (.01)        (.01)

Net asset value, end of period                 $5.67       $5.66        $5.67

Ratios/supplemental data:
                                            Class A     Class B      Class Y
                                             1997**      1997**       1997**

Net assets, end of period (in millions)        $105         $43          $--

Ratio of expenses to average daily
  net assets#                                 2.18%+     2.91%+        2.18%+

Ratio of net income(loss) to average
  daily net assets                            (.59%)+   (1.36%)+      (.26)%+

Total return++                                 13.6%      13.2%        13.7%

Portfolio turnover rate (excluding short-term
  securities) for the underlying Portfolio       82%        82%          82%

Average brokerage commission rate
  for the underlying Portfolio##             $0.0358    $0.0358      $0.0358


*For a share outstanding throughout the period. Rounded to the nearest cent. **Inception date. Period from Aug. 19, 1996 to Jan. 31, 1997 (Unaudited). +Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.
#Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
##The Fund is required to disclose an average  brokerage  commission  rate.
The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Please see the 1997 semi-annual report for additional information.

The semi-annual report is incorporated into the prospectus by reference.

(3/97)
*Valid until next prospectus update
Destroy September 29, 1997

PART C SUPPLEMENT MARCH 31 1997*

IDS Growth Fund, Inc. Post-Effective Amendment No. 59
(File No. 2-38355)

The following is added to item 24(a) of Part C:

IDS Growth Fund, Inc. - IDS Research Opportunities Fund
Statement of assets and liabilities, Feb. 28, 1997
Statement of operations, for the one month ended Feb. 28, 1997
Statement of charges in net assets, for the one month ended Feb. 28, 1997:

Financial statements
Statement of assets and liabilities
IDS Research Opportunities Fund
Feb. 28, 1997

                        Assets                                                          (Unaudited)

Investment in Aggressive Growth Portfolio                                               $165,219,077
Organizational cost                                                                              110
                                                                                       --------------
Total assets                                                                             165,219,187
                                                                                       --------------

                      Liabilities

Disbursements in excess of cash on demand deposit                                              3,694
Accrued distribution fee                                                                       1,010
Accrued service fee                                                                              794
Accrued transfer agency fee                                                                    1,060
Accrued administrative services fee                                                              272
Other accrued expenses                                                                        56,283
                                                                                       --------------
Total liabilities                                                                             63,113
                                                                                       --------------
                                                                                       --------------

Net assets applicable to outstanding capital stock                                      $165,156,074
                                                                                       ==============

                     Represented by

Capital stock -- $.01 par value                                                         $    288,973
Additional paid-in capital                                                               156,037,856
Investment loss -- net                                                                      (253,983)
Accumulated net realized gain                                                              8,200,779
Unrealized appreciation                                                                      882,449
                                                                                       ==============
Total -- representing net assets applicable to outstanding capital stock                $165,156,074
                                                                                       ==============

Net assets applicable to outstanding shares:             Class A                        $115,952,194
                                                         Class B                        $ 49,202,736
                                                         Class Y                        $      1,144
Net asset value per share of outstanding capital stock:  Class A shares     20,265,513  $       5.72
                                                         Class B shares      8,631,568  $       5.70
                                                         Class Y shares            200  $       5.72

Statement of operations
IDS Research Opportunities Fund
For the one month ended Feb. 28, 1997

                   Investment income                                                     (Unaudited)


Income:
  Interest                                                                              $     70,330
  Dividends                                                                                  129,866
                                                                                       --------------
Total income                                                                                 200,196
                                                                                       --------------

Expenses:
Expenses, including investment management services fee
   allocated from Aggressive Growth Portfolio                                                 80,198
Distribution fee -- Class B                                                                   26,213
Transfer agency fee                                                                           27,378
Incremental transfer agency fee -- Class B                                                       601
Service fee
   Class A                                                                                    14,804
   Class B                                                                                     6,117
Administrative services fees and expenses                                                      7,173
Custodian fees                                                                                   600
Postage                                                                                        2,488
Registration fees                                                                             23,339
Reports to shareholders                                                                        1,131
Audit fees                                                                                       134
Administrative                                                                                   400
Other                                                                                              7
                                                                                       --------------
Total expenses                                                                               190,583
                                                                                       --------------
Investment income -- net                                                                       9,613
                                                                                       --------------

       Realized and unrealized gain (loss) -- net

Net realized gain on security transactions                                                 3,191,494
Net realized gain on financial futures contracts                                              78,132
                                                                                       --------------
Net realized gain on investments                                                           3,269,626
Net change in unrealized appreciation or depreciation                                     (2,152,894)
                                                                                       --------------
Net gain on investments                                                                    1,116,732
                                                                                       --------------
Net increase in net assets resulting from operations                                    $  1,126,345
                                                                                       ==============

Statement of changes in net assets
IDS Research Opportunities Fund
For the one month ended Feb. 28, 1997

                       Operations                                                        (Unaudited)


Investment income -- net                                                                $      9,613
Net realized gain on investments                                                           3,269,626
Net change in unrealized appreciation or depreciation                                     (2,152,894)
                                                                                       --------------
Net increase in net assets resulting from operations                                       1,126,345
                                                                                       --------------

               Capital share transactions

Proceeds from sales
   Class A shares                                                                         12,814,246
   Class B shares                                                                          6,409,983
   Class Y shares                                                                              1,000
Payments for redemptions
   Class A shares                                                                         (2,426,992)
   Class B shares                                                                           (282,772)
                                                                                       --------------
Increase in net assets from capital share transactions                                    16,515,465
                                                                                       --------------
Total increase in net assets                                                              17,641,810
Net assets at beginning of period                                                        147,514,264
                                                                                       --------------
Net assets at end of period                                                             $165,156,074
                                                                                       ==============

(8/96)
*The supplementary language to item 24(a) of Part C and the financial statements included herein will not be circulated to investors with the prospectus supplement. These materials are furnished solely to comply with Item 32(b) of Form N-1A.